Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 30, 2021	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Price adjustment shares	5,000,000
Business combination anniversary year	5 years
Price adjustment shares			15,000,000
Research and development expenses		$ 1,072
Allowance for credit losses		$ 456			$ 506
Restricted Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted sponsor shares	7,500,000
Price adjustment shares	15,000,000
Restricted Sponsor Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted sponsor shares			6,000,000
Share-Based Payment Arrangement, Tranche One [Member]
Summary of Significant Accounting Policies [Line Items]
Price adjustment shares	3,000,000
Ordinary share price (in Dollars per share)	$ 12.5
Share-Based Payment Arrangement, Tranche One [Member] | Restricted Sponsor Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price per share (in Dollars per share)				$ 12.5
Share-Based Payment Arrangement, Tranche Two [Member]
Summary of Significant Accounting Policies [Line Items]
Price adjustment shares	3,000,000
Ordinary share price (in Dollars per share)	$ 15
Share-Based Payment Arrangement, Tranche Two [Member] | Restricted Sponsor Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price per share (in Dollars per share)				15
Share-Based Payment Arrangement, Tranche Three [Member]
Summary of Significant Accounting Policies [Line Items]
Price adjustment shares	1,500,000
Ordinary share price (in Dollars per share)	$ 30
Share-Based Payment Arrangement, Tranche Three [Member] | Restricted Sponsor Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price per share (in Dollars per share)				$ 17.5
Share-Based Payment Arrangement, Threshold One [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price (in Dollars per share)	12.5
Share-Based Payment Arrangement, Threshold Two [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price (in Dollars per share)	15
Share-Based Payment Arrangement, Threshold Three [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price (in Dollars per share)	$ 17.5
Final Tranche [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price (in Dollars per share)		$ 30
Remains unvested shares		1,500,000